4. Income taxes (Details 2) In Thousands, unless otherwise specified	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 ZHEJIANG TIANLAN CNY	Dec. 31, 2012 ZHEJIANG TIANLAN CNY
The components of deferred tax assets are as follows:
Tax losses	$ 230	$ 977	0	0
Temporary differences	6	(24)
Allowance for doubtful debts			2,959	2,513
Less: Valuation allowances	0	(691)
Net deferred tax assets	$ 236	$ 262	2,959	2,513